PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT, NET

As of September 30, 2025, and December 31, 2024, property and equipment consisted of the following:

	September 30, 2025	December 31, 2024
Machinery and equipment	$648,000	$648,000
Leasehold improvements, furniture and equipment	312,000	221,000
Gross property and equipment	960,000	869,000
Less: accumulated depreciation and amortization	(774,000)	(715,000)
Property and equipment, net	$186,000	$154,000

Depreciation and amortization expenses related to property and equipment was $20,000 and $17,000 for the three months ended September 30, 2025, and 2024, respectively. Depreciation and amortization expenses related to property and equipment was $59,000 and $68,000 for the nine months ended September 30, 2025, and 2024, respectively.

7. PROPERTY AND EQUIPMENT

As of December 31, 2024, and 2023, property and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Machinery and equipment	$648,000	$649,000
Leasehold improvements, furniture and equipment	221,000	217,000
EV chargers	-	141,000
	869,000	1,007,000
Less: accumulated depreciation and amortization	(715,000)	(649,000)
Property and equipment, net	$154,000	$358,000

Depreciation and amortization expense related to property and equipment was $94,000 and $63,000 for the years ended December 31, 2024, and 2023, respectively.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following rates:

Useful Lives
Asset	(In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 15
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter